Prepaid Expenses and Deposits (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Prepaid Expenses and Deposits [Table Text Block]
	2014	2013
Slotting fees	$9,508	$112,625
Insurance premiums	72,433	72,093
Rental deposits and other	91,900	122,439
	$173,841	$307,157